Loans and financing - Covenants (Details) R$ in Millions	Dec. 31, 2017 BRL (R$)
Loans and financing
Loans and financing subject to financial covenants	R$ 4,974.0
Eighth issuance of debentures, sixth issuance of promissory notes and aircraft financing | Maximum
Loans and financing
Debt coverage ratio	1.2
Leverage ratio	5.5